Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Common dividends declared, per share	$ 0.46	[1]	$ 0.41	[1]	$ 0.38	[1]

[1]	Per share amounts have been retroactively adjusted for stock split described in Note 1.